Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 6 – DIGITAL ASSETS

As of June 30, 2026 and December 31, 2025, the Company held 79,568,550,005 and 75,789,453,031 RAIN tokens, respectively, with a fair value of $ 1,254,136 thousand and $606,781 thousand, respectively.

During the six months ended June 30, 2026, the Company held 10,000,000 USDT tokens with a fair value of $10,000 thousand. USDT activity during the period primarily reflects transactions used for the acquisition of RAIN digital assets.

The following table presents the changes in the Company’s digital assets for the six months ended June 30, 2026:

	Six-month period ended June 30, 2026
(in thousands)	RAIN	USDT	Total

Balance at beginning of period	$606,781	$-	$606,781
Purchases	30,203	10,000	40,203
Sales	-	(10,000)	(10,000)
Unrealized gains (losses)	617,152	-	617,152
Balance at end of period	$1,254,136	$-	$1,254,136

During the six months ended June 30, 2026, the Company reassessed the markets in which it transacts in RAIN and concluded that there is no change in the principal market compared to that used for the year ended December 31, 2025.

As of June 30, 2026, the Company’s digital asset holdings were not subject to contractual sale restrictions or lock-up provisions. However, certain digital assets are pledged as collateral in connection with the Company’s obligations under the Note and are subject to security interests and related control mechanisms, which may affect the Company’s ability to transfer such assets. Please see Note 12 for additional information.

As of June 30, 2026 and December 31, 2025, the Company’s digital assets consisted of the following:

	June 30, 2026		December 31, 2025
(in thousands except token amounts)	Tokens	Fair Value	Tokens	Fair Value

RAIN – current	6,809,400,004	$107,328	3,030,303,030	$24,273
RAIN – noncurrent	72,759,150,001	1,146,808	72,759,150,001	582,508
Total RAIN	79,568,550,005	1,254,136	75,789,453,031	606,781

Total USDT – current	-	-	-	-

Total digital assets		$1,254,136		$606,781

The components of income on digital assets, net, were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025

Unrealized gains recognized in earnings	$605,453	$-	$617,152	$-
Commissions to custodian and to asset manager	(4,014)	-	(7,389)	-
Realized gains (losses) recognized in earnings	-	-	-	-
	$601,439	$-	$609,763	$-